Significant Accounting Policies and Recent Accounting Pronouncements (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use		$ 0	$ 102,924,000
Restricted Cash and Cash Equivalents, Noncurrent		16,500,000	20,000,000
Vessels' net book value		643,450,000	716,178,000	$ 882,297,000
Voyage expenses		5,570,000	13,525,000	13,542,000
Receivables [Abstract]
Provision for doubtful accounts		$ 0	0
Property Plant And Equipment Impairment Or Disposal [Abstract]
Time period for measurement of time charter rate, input for calculation of vessel impairments	10 years	10 years
Number of years excluded from calculation of average time charter rates	3 years
Number of Reportable Segments | segment		1
Provision for Doubtful Accounts		$ 300,000	0	0
Impaired Vessels
Property, Plant and Equipment [Line Items]
Vessels' net book value				48,966,000	$ 258,425,000
Property Plant And Equipment Impairment Or Disposal [Abstract]
Unamortized deferred costs				1,033,000	$ 1,343,000
Vessels with indicators of impairment
Property, Plant and Equipment [Line Items]
Vessels' net book value		75,059
Building [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use		$ 0	$ 0	$ 0
Property, Plant and Equipment, Estimated Useful Lives		P55Y
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		P10Y
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		P5Y
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		P3Y
Vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		P25Y